Commitments and contingencies (Capital Lease Obligations) (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008 Equipment [Member] One LA [Member]	Dec. 31, 2012 Equipment [Member] Bridge [Member]	Dec. 31, 2011 Equipment [Member] Bridge [Member]
Capital Leased Assets [Line Items]
Capital lease obligations				$ 250,000	$ 200,000
Accumulated depreciation	$ 18,471,452	$ 16,769,324	$ 9,407,503		$ 193,333	$ 153,333